S000076879 [Member] Investment Objectives and Goals - AB Tax-Aware Short Duration Municipal ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FIXED-INCOME—MUNICIPAL AB Tax-Aware Short Duration Municipal ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide relative stability of principal and a moderate rate of after-tax return and income.